Note 9 - Restructuring Charges (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	As of December 31, 2018	Charges/(Benefits)	Payment/Other	As of September 30, 2019
2019 Restructuring Program
Employee Severance	$-	$2,854	$(1,834)	$1,020
Total	$-	$2,854	$(1,834)	$1,020